Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Contingencies [Abstract]
Suites filed naming Cameron as one of a number of defendants related to Deepwater Horizon incident	350 suits
Payment to BPXP for indemnity and obligation to pay	$ 250
Amount of payment to BPXP reimbursed by insurers	167.5
Incurred legal fees to date related to participation in investigations into Deepwater Horizon incident	73.2
Estimated future costs of defense	13.9
Claims pursued against insurer	50
Accrued liability for claims of other litigation	8.9
Number of countries where company has legal entities	50
Number of sites designated for cleanup under the Comprehensive Environmental Response Compensation and Liability Act or similar state law where Company is identified as a potentially responsible party	two sites
Accrued environmental loss contingencies, noncurrent	5.6
Number of homeowners covered by class action lawsuit settlement on contaminated underground water from Houston manufacturing site (in number of homeowners)	197
Number of homeowners notified of 2009 test results indicating their property is adjacent to the class area and may be affected by underground water contamination (in number of homeowners)	33
Accrued liability for claims for contaminated underground water from Houston manufacturing site	11.9
Customs duties, penalties and interest by the government of Brazil	$ 51.0